Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future Minimum Commitments, net of commissions

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2013	$97,634	$9,025	$2,598
2014	65,223	26,463	2,504
2015	49,387	26,463	2,436
2016	46,575	26,535	2,294
2017	40,380	26,463	2,271
2018 and thereafter	125,910	116,920	2,615
Total	$425,109	$231,869	$14,718

Future Minimum Revenue, net of commissions

	Drybulk vessels	Logistics business
2013	$107,906	$141,009
2014	34,331	91,724
2015	19,721	69,002
2016	19,775	49,714
2017	19,721	11,505
2018 and thereafter	58,810	794
Total minimum revenue, net of commissions	$260,264	$363,748